REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 647	$ 781	$ 414
Net income (loss)	(86)	(85)	(10)
Other comprehensive income (loss)	(480)	(95)	88
Ending balance	232	647	781
As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(13)	(9)
Other comprehensive income (loss)		(52)	90
As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(78)
Other comprehensive income (loss)		(97)
Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(7)	(1)
Other comprehensive income (loss)		2	(2)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(64)
Other comprehensive income (loss)		(45)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(134)	(50)	(40)
Net income (loss)	(86)	(85)	(10)
Ending balance	(220)	(134)	(50)
Accumulated Deficit | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(60)	(47)	(38)
Ending balance		(60)	(47)
Accumulated Deficit | As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(124)	(47)
Ending balance		(124)	(47)
Accumulated Deficit | Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(10)	(3)	(2)
Ending balance		(10)	(3)
Accumulated Deficit | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(64)	0
Ending balance		(64)	0
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	98	136	48
Other comprehensive income (loss)	(480)	(95)	88
Ending balance	(382)	98	136
Accumulated Other Comprehensive Income (Loss) | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	86	138	48
Ending balance		86	138
Accumulated Other Comprehensive Income (Loss) | As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	98	138
Ending balance		98	138
Accumulated Other Comprehensive Income (Loss) | Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	(2)	0
Ending balance		0	(2)
Accumulated Other Comprehensive Income (Loss) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	12	0
Ending balance		12	0
Other
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(1)	4
Ending balance		(1)	4
Other | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(2)	4
Ending balance		(2)	4
Other | As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(2)
Ending balance		(2)
Other | Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	1	0
Ending balance		1	0
Other | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0
Ending balance		0
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	680	692	403
Ending balance	831	680	692
Additional Paid-in Capital | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	679	692
Ending balance		679	692
Additional Paid-in Capital | As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	679
Ending balance		679
Additional Paid-in Capital | Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	1	0
Ending balance		1	0
Additional Paid-in Capital | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0
Ending balance		0
Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	647	781
Ending balance		647	781
Total | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	708	786
Ending balance		708	786
Total | As Adjusted
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	656
Ending balance		656
Total | Impact of Revisions
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(9)	(5)
Ending balance		(9)	$ (5)
Total | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ (52)
Ending balance		$ (52)